Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Convenience translation
Rate of translations of amounts from RMB into US$	6.4778
Impairment of long-lived assets
Impairment charges of intangible assets	¥ 57,199	¥ 5,697